Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

Note 2 – Going Concern

As shown in the accompanying interim financial statements, as of June 30, 2026, the Company had a cash balance of $2,123,747, working capital of $2,551,002 and an accumulated deficit of $9,229,305 since inception. The Company is too early in its development stage to project revenue with a necessary level of certainty. Therefore, the Company may not have sufficient funds to sustain its operations for the next twelve months from the issuance date of these financial statements and may need to raise additional cash to fund its operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The Company has commenced sales and continues to develop its operations. In the event sales do not materialize at the expected rates, management would seek additional financing or would attempt to conserve cash by further reducing expenses. There can be no assurance that the Company will be successful in achieving these objectives.

The Company continues to pursue sources of additional capital through debt and financing transactions or arrangements, including equity financing or other means. The Company may not be successful in identifying suitable funding transactions in a sufficient time period or at all and may not obtain the required capital by other means. If the Company does not succeed in raising additional capital, resources may not be sufficient to fund its business. The Company’s ability to scale production and distribution capabilities and further increase the value of its brands, is largely dependent on its success in raising additional capital. From January through April of 2023, the Company raised a total of $1,455,000 of capital from the sale of convertible notes. On October 3, 2023, the Company completed its IPO and received net proceeds of approximately $5,332,283. In October 2023, the convertible notes were converted into Class A common stock in accordance with the terms of the convertible promissory notes as a result of the IPO. On September 11, 2024, the Company completed a public offering and received net proceeds of $1,619,021.

The financial statements do not include any adjustments that might result from the outcome of any uncertainty as to the Company’s ability to continue as a going concern. These financial statements also do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 2 – Going Concern

As shown in the accompanying financial statements, as of December 31, 2025, the Company had a cash balance of $1,614,733, working capital of $2,063,791 and an accumulated deficit of $9,720,526 since inception. The Company is too early in its development stage to project revenue with a necessary level of certainty. Therefore, the Company may not have sufficient funds to sustain its operations for the next twelve months from the issuance date of these financial statements and may need to raise additional cash to fund its operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The Company has commenced sales and continues to develop its operations. In the event sales do not materialize at the expected rates, management would seek additional financing or would attempt to conserve cash by further reducing expenses. There can be no assurance that the Company will be successful in achieving these objectives.

The Company continues to pursue sources of additional capital through debt and financing transactions or arrangements, including equity financing or other means. The Company may not be successful in identifying suitable funding transactions in a sufficient time period or at all and may not obtain the required capital by other means. If the Company does not succeed in raising additional capital, resources may not be sufficient to fund its business. The Company’s ability to scale production and distribution capabilities and further increase the value of its brands, is largely dependent on its success in raising additional capital. From January through April of 2023, the Company raised a total of $1,455,000 of capital from the sale of convertible notes. On October 3, 2023, the Company completed its IPO and received net proceeds of approximately $5,332,283. In October 2023, the convertible notes were converted into Class A common stock in accordance with the terms of the convertible promissory notes as a result of the IPO. On September 11, 2024, the Company completed a public offering and received net proceeds of $1,619,021.

The financial statements do not include any adjustments that might result from the outcome of any uncertainty as to the Company’s ability to continue as a going concern. These financial statements also do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.